Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Stockholders' Equity [Abstract]
Cash dividends	$ 1.60	$ 1.38	$ 1.34
Tax effect of pension and postretirement	$ 19	$ 47	$ (6)
Tax effect of cash flow hedges and other	$ (50)	$ 60	$ (16)